TAXES (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income taxes

	For the year ended March 31,
	2023	2022

Income before tax	$(4,433,972)	$256,293
Statutory Canadian tax rate	26.5%	26.5%
Income tax based on statutory tax rate	(1,175,003)	67,918
Difference on tax rates	–	(14,084)
Change in estimate	(2,124)	(1,325)
Share issuance costs	(630,927)	–
Change in valuation allowance	359,554	158,915
Non-deductible expenses	586,636	98,693
Income tax (recovery) expense	$(861,864)	$312,767

Schedule of Canadian tax expense

	For the year ended March 31,
	2023	2022

Current income tax – Canada	$(64,768)	$312,767
Deferred income tax – Canada	(797,096)	–
Total income tax (recovery) expense	$(861,864)	$312,767

Schedule of deferred tax assets and liabilities

	March 31, 2023	March 31, 2022

Deferred tax assets:
Loss carried forward to future years*	$1,928,466	$182,519
Property, plant and equipment	57,257	44,497
Deferred financing costs	619,125	3,428
Lease liability	183,097	253,996
Intangible assets	–	42,416
Valuation allowance	(573,354)	(250,313)
Total deferred tax assets	$2,214,591	$276,543

Deferred tax liabilities:
Intangible assets	$(225,060)	$(214,999)
Deferred financing costs	–	(50,574)
Property, plant and equipment	(1,252,942)	(736)
Right of use assets	(183,097)	(253,996)
Total deferred tax liabilities	$(1,661,099)	$(520,305)
Deferred tax assets	$778,552	–
Deferred tax liabilities, net	$(225,060)	$(243,762)

*	As of March 31, 2023, the Company has non-capital loss of $7,277,230, resulting of deferred tax asset of $1,928,466. The above non-capital loss will expire from March 31, 2040 to 2043, and the Company has provided a valuation allowance of $573,354 on the deferred tax assets. As of March 31, 2022, the Company has non-capital loss of $874,169, resulting of deferred tax asset of $182,519. The above non-capital loss will expire on March 31, 2040 and 2042, and the Company has provided a valuation allowance of $250,313 on the deferred tax assets.

Schedule of income taxes payable

	March 31, 2023	March 31, 2022

Corporate income tax payable	$1,528,630	$1,598,153

Schedule of other taxes payable

	March 31, 2023	March, 2022

Other tax payable	$932,402	$1,435,045